Leases - Summary of Future Minimum Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2021 (remaining nine months)	$ 1,719
Year Ended December 31, 2021	2,355	$ 2,053
Year Ended December 31, 2022	2,547	2,115
Year Ended December 31, 2023	2,344	2,301
Year Ended December 31, 2024	2,318	2,318
Thereafter	4,828
Total	16,111	15,933
Less present value discount	(3,302)	(3,469)
Operating lease liabilities	$ 12,809	12,464
Year Ended December 31, 2025		2,318
Thereafter		$ 4,828